Average Annual Total Returns - ETF - Vanguard Financials Index Fund	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV 5 Years	ETF Shares Based on NAV 10 Years	ETF Shares Return After Taxes on Distributions 1 Year	ETF Shares Return After Taxes on Distributions 5 Years	ETF Shares Return After Taxes on Distributions 10 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price 5 Years	ETF Shares Based on Market Price 10 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI US IMI/Financials 25/50 (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US IMI/Financials 25/50 (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US IMI/Financials 25/50 (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Spliced US IMI/Financials 25/50 (reflects no deduction for fees, expenses, or taxes) 1 Year	Spliced US IMI/Financials 25/50 (reflects no deduction for fees, expenses, or taxes) 5 Years	Spliced US IMI/Financials 25/50 (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	31.62%	11.16%	12.31%	30.87%	10.59%	11.75%	19.14%	8.74%	10.09%	31.69%	11.15%	12.30%	31.74%	11.26%	12.42%	31.74%	11.26%		31.09%	11.27%	13.48%	31.74%	11.26%	12.42%